Directors' remuneration (Details)	12 Months Ended
	Dec. 31, 2018 GBP (£) $ / £ director	Dec. 31, 2018 USD ($) $ / £ director	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Directors' remuneration
Salaries and fees		$ 1,610,930
Bonuses		514,000
Social Security		44,969
Total		$ 2,169,899	$ 1,302,678	$ 1,172,119
Number of directors exercising share options | director	0	0
Graham Lumsden
Directors' remuneration
Salaries and fees		$ 446,250
Bonuses		264,000
Social Security		16,389
Total		726,639	567,999	488,510
Achieving the operational milestone		50,000
Amount of employer 401k pension contributions		8,100
Jonathan Gold
Directors' remuneration
Salaries and fees		612,500
Bonuses		250,000
Social Security		19,017
Total		881,517	194,004	114,094
Amount of employer 401k pension contributions		8,100
Robert Bertoldi
Directors' remuneration
Salaries and fees		125,000
Social Security		9,563
Total		134,563	134,563	137,783
Amount of employer 401k pension contributions		3,750
Richard Morgan
Directors' remuneration
Salaries and fees		113,500
Total		113,500	113,500	177,725
Charlotta Ginman
Directors' remuneration
Salaries and fees		69,680
Total	£ 52,195	$ 69,680	67,279	57,475
Average exchange rate | $ / £	1.335	1.335
Zaki Hosny
Directors' remuneration
Salaries and fees		$ 62,500
Total		62,500	63,000	57,475
Mary Lake Polan
Directors' remuneration
Salaries and fees		60,000
Total		60,000	60,000	54,094
John Stakes
Directors' remuneration
Total				30,869
Bruce Williams
Directors' remuneration
Salaries and fees		64,000
Total		64,000	64,000	$ 54,094
Craig T. Albanese
Directors' remuneration
Salaries and fees		57,500
Total		$ 57,500	$ 38,333